Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (FNAPX)

A Class of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
AMMB-14-02  December 16, 2014
1.955679.103

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class F (FARMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
AMM-FB-14-02  December 16, 2014
1.966653.102

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class L (FQAJX) and Class N (FQAKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 50.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
AMM-L-AMM-NB-14-02  December 16, 2014
1.9862709.101

Supplement to the

Strategic Advisers® Short Duration Fund (FAUDX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 34.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Short Duration Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Short Duration Fund	over $100,000	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
ASDB-14-01  December 16, 2014
1.9862946.100

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class F (FGWBX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

As Revised September 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Value Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Value Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
MMVB-14-01  December 16, 2014
1.936474.101

Supplement to the

Strategic Advisers® Value Multi-Manager Fund (FKMOX)

A Class of shares of Strategic Advisers Value Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

As Revised September 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Value Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Value Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
MMV-FB-14-01  December 16, 2014
1.9862948.100

Supplement to the

Strategic Advisers® Value Multi-Manager Fund

Class L (FQALX) and Class N (FQAMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

As Revised September 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Value Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Value Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
MMV-L-MMV-NB-14-01  December 16, 2014
1.9862949.100

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds (FSADX)
A Class of shares of Strategic Advisers Income Opportunities Fund of Funds

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Income Opportunities Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Income Opportunities Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

ODFB-14-02  December 16, 2014
1.954796.102

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds

Class F (FLTSX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Income Opportunities Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Income Opportunities Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

ODF-FB-14-02  December 16, 2014
1.9859952.101

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds
Class L (FQAFX) and Class N (FQAGX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Income Opportunities Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Income Opportunities Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. The fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

ODF-L-ODF-NB-14-02  December 16, 2014
1.9859954.101

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds (FLILX)
A Class of shares of Strategic Advisers Emerging Markets Fund of Funds

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Emerging Markets Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Emerging Markets Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

RMFB-14-02  December 16, 2014
1.954797.102

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class F (FSWPX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Emerging Markets Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Emerging Markets Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

RMF-FB-14-02  December 16, 2014
1.9859951.102

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class L (FQAAX) and Class N (FQABX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Emerging Markets Fund of Funds	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Emerging Markets Fund of Funds	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. The fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

RMF-L-RMF-NB-14-02  December 16, 2014
1.9859953.101

Supplement to the

Strategic Advisers® Emerging Markets Fund (FSAMX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Emerging Markets Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Emerging Markets Fund	$10,001 - $50,000	$10,001 - $50,000	$50,001 - $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001 - $100,000	over $100,000	none	none
SAEB-14-01  December 16, 2014
1.9862942.100

Supplement to the

Strategic Advisers® International II Fund (FUSIX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International II Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International II Fund	none	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SILB-14-01  December 16, 2014
1.919461.102

Supplement to the

Strategic Advisers® International Fund (FILFX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Fund	over $100,000	$50,001-$100,000	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SITB-14-02  December 16, 2014
1.919464.103

Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Fund	over $100,000	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SMCB-14-02  December 16, 2014
1.919463.105

Supplement to the

Strategic Advisers® Income Opportunities Fund (FPIOX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Income Opportunities Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Income Opportunities Fund	$50,001 - $100,000	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SRQB-14-01  December 16, 2014
1.926383.102

Supplement to the

Strategic Advisers® International Multi-Manager Fund (FMJDX)

A Class of shares of Strategic Advisers International Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STGB-14-02  December 16, 2014
1.954794.102

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class F (FMBKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STG-FB-14-02  December 16, 2014
1.9586945.101

Supplement to the

Strategic Advisers® International Multi-Manager Fund

Class L (FQAHX) and Class N (FQAIX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised September 23, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers International Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers International Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
STG-L-STG-NB-14-02  December 16, 2014
1.9586946.101

Supplement to the

Strategic Advisers® Value Fund (FVSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

As Revised September 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Value Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Value Fund	over $100,000	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none
SUFB-14-01  December 16, 2014
1.919465.104